Equity (Narrative) (Details) - USD ($)	1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2015	Mar. 15, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	May 31, 2015	Feb. 28, 2015
Share Capital [Line Items]
Share repurchase program, authorized amount								$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 400,000,000	$ 750,000,000	$ 250,000,000
Share repurchase program, authorized amount increase												$ 500,000,000
Approximate price per share				$ 38.62
Ordinary shares, acquired				25,012,978
Share cancellation, shares				15,563,862
AIG [Member]
Share Capital [Line Items]
Approximate price per share		$ 47.77
Total consideration for repurchase of common stock		$ 750,000,000
Stock repurchase program, expense				$ 11,200,000
Subsequent Event [Member]
Share Capital [Line Items]
Share repurchase program, authorized amount							$ 350,000,000
Approximate price per share			$ 44.63
Ordinary shares, acquired			5,000,005
Share cancellation, shares	5,000,000
Ordinary Share Capital [Member]
Share Capital [Line Items]
Shares issued for acquisition						97,560,976
Share cancellation, shares				15,563,862	9,698,588